Disclosure of movement in contributed surplus and phantom share liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Beginning Balance	$ 461,130	$ 648,876	$ 747,985
Exercise of stock options			826
PSUs settled in shares		110	(40)
Expiry of warrants			(4,736)
Severance payments	596
Share-based compensation expense	4,895	8,724	8,110
Ending Balance	59,731	461,130	648,876
Phantom share liability [Member]
Statement [Line Items]
Beginning Balance	43	661	4,037
Exercise of stock options			0
PSUs settled in shares	0	(110)	0
PSUs settled in cash		(377)	(4,205)
Expiry of warrants			0
Severance payments	0
Share-based compensation expense	(18)	(131)	829
Ending Balance	25	43	661
Contributed surplus [Member]
Statement [Line Items]
Beginning Balance	58,857	54,984	21,526
Exercise of stock options			(294)
PSUs settled in shares	(6,117)	(4,851)	(4,404)
PSUs settled in cash		0	0
Expiry of warrants			30,046
Severance payments	(5)
Share-based compensation expense	4,895	8,724	8,110
Ending Balance	57,630	58,857	54,984
Contributed surplus [Member] | 2013 Plan PSUs [Member]
Statement [Line Items]
Beginning Balance	5,954	4,385	3,020
Exercise of stock options			0
PSUs settled in shares	(6,117)	(4,851)	(4,404)
PSUs settled in cash		0	0
Expiry of warrants			0
Severance payments	0
Share-based compensation expense	3,657	6,420	5,769
Ending Balance	3,494	5,954	4,385
Contributed surplus [Member] | Stock options [Member]
Statement [Line Items]
Beginning Balance	22,106	20,209	18,539
Exercise of stock options			(294)
PSUs settled in shares	0	0	0
PSUs settled in cash		0	0
Expiry of warrants			0
Severance payments	0
Share-based compensation expense	1,002	1,897	1,964
Ending Balance	23,108	22,106	20,209
Contributed surplus [Member] | Deferred share units [Member]
Statement [Line Items]
Beginning Balance	784	377	0
Exercise of stock options			0
PSUs settled in shares	0	0	0
PSUs settled in cash		0	0
Expiry of warrants			0
Severance payments	0
Share-based compensation expense	236	407	377
Ending Balance	1,020	784	377
Contributed surplus [Member] | Others [Member]
Statement [Line Items]
Beginning Balance	30,013	30,013	(33)
Exercise of stock options			0
PSUs settled in shares	0	0	0
PSUs settled in cash		0	0
Expiry of warrants			30,046
Severance payments	(5)
Share-based compensation expense	0	0	0
Ending Balance	$ 30,008	$ 30,013	$ 30,013